SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Number of options
Outstanding at January 1, 2013	6,316,548
Granted	2,147,995
Exercised	(890,258)
Expired
Forfeited	(500,774)
Outstanding at December 31, 2013	7,073,511	6,316,548
Exercisable at December 31, 2013	3,573,344
Vested and expected to vest at December 31, 2013	6,667,187
Weighted-average exercise price
Outstanding at January 1, 2013	$ 10.38
Granted	$ 14.31
Exercised	$ 6.21
Expired
Forfeited	$ 15.48
Outstanding at December 31, 2013	$ 11.74	$ 10.38
Exercisable at December 31, 2013	$ 8.8
Vested and expected to vest at December 31, 2013	$ 11.54
Weighted- average remaining contractual term (in years)
Outstanding at January 1, 2013	2 years 7 months 13 days	2 years 8 months 5 days
Outstanding at December 31, 2013	2 years 7 months 13 days	2 years 8 months 5 days
Exercisable at December 31, 2013	1 year 3 months 15 days
Vested and expected to vest at December 31, 2013	2 years 6 months 7 days
Aggregate intrinsic value
Outstanding at December 31, 2013	$ 44,716	$ 40,796
Exercisable at December 31, 2013	32,923
Vested and expected to vest at December 31, 2013	$ 43,442